Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Statement [Line Items]
Total sales revenue	$ 19,372	$ 27,837	$ 65,499	$ 93,524
Total derivative pricing adjustments	(293)	(1,325)	824	362
Gross revenue	19,079	26,512	66,323	93,886
Proceeds before intended use	12,934	990	23,536	1,695
Treatment and selling costs	(1,417)	(5,176)	(8,789)	(19,190)
Total	30,596	22,326	81,070	76,391
Silver [Member]
Statement [Line Items]
Sales revenue	17,212	13,630	45,950	49,011
Derivative pricing adjustments	(351)	(1,547)	755	(887)
Gross revenue	16,861	12,083	46,705	48,124
Zinc [Member]
Statement [Line Items]
Sales revenue	108	9,509	11,883	29,431
Derivative pricing adjustments	73	235	155	890
Gross revenue	181	9,744	12,038	30,321
Lead [Member]
Statement [Line Items]
Sales revenue	2,048	4,482	7,312	14,274
Derivative pricing adjustments	(41)	(105)	(175)	53
Gross revenue	2,007	4,377	7,137	14,327
Other By-Products [Member]
Statement [Line Items]
Sales revenue	4	216	354	808
Derivative pricing adjustments	26	92	89	306
Gross revenue	$ 30	$ 308	$ 443	$ 1,114